Stockholders’ Equity (Deficit) (Details) - $ / shares	1 Months Ended	4 Months Ended	9 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Nov. 19, 2020	Nov. 13, 2020	Sep. 30, 2020
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Shares issued			8.5881
Percentage of issued and outstanding shares			20.00%
Founder shares, description	The remaining unexercised over-allotment option expired on January 8, 2021; thus, 587,500 shares of Class B common stock held by the Sponsor were forfeited.		The remaining unexercised over-allotment option expired on January 8, 2021; thus, 587,500 shares of Class B common stock held by the Sponsor were forfeited.
Converted percentage		20.00%	20.00%
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, par value par share (in Dollars per share)		$ 0.0001	$ 0.0001
Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Shares issued			8.5881
Class A Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common stock, shares authorized		380,000,000	380,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares issued		20,650,000
Common stock, shares outstanding		20,650,000	20,650,000
Class B Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common stock, shares authorized		20,000,000	20,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares outstanding		5,750,000
Shares issued						10,062,500
Shares surrendered				1,437,500	2,875,000
Percentage of issued and outstanding shares		20.00%
Common stock outstanding			5,750,000		5,750,000
Class B Common Stock [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common stock, shares outstanding		5,750,000
Class B Common Stock [Member] | Over-Allotment Option [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Subject forfeiture share	587,500	750,000	750,000
Additional purchase share	650,000